Employment, Post-Employment Benefits and Share Compensation Plans - Status of the Share Compensation Plans (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments € / shares shares	Dec. 31, 2023 EquityInstruments € / shares shares	Dec. 31, 2022 EquityInstruments € / shares shares
Employment, Post-Employment Benefits and Share Compensation Plans
Weighted average exercise price, exercised | € / shares	€ 1	€ 1
Share Performance Awards and Restricted Share Awards Plans
Employment, Post-Employment Benefits and Share Compensation Plans
Share awards, Outstanding at beginning of the year	2,004,000	1,505,000	1,325,000
Share awards, granted	536,000	886,000	469,000
Share awards, adjustment based upon KPI target achievement	134,000	28,000
Share awards, exercised	(368,000)	(233,000)	(209,000)
Share awards, forfeited	(392,000)	(182,000)	(80,000)
Share awards, expired	(18,000)
Share awards, Outstanding at end of the year	1,897,000	2,004,000	1,505,000
Weighted average exercise price, Outstanding at beginning of the year | € / shares	€ 1	€ 1	€ 1
Weighted average exercise price, granted | € / shares	1	1	1
Weighted average exercise price, adjustment based upon KPI target achievement | € / shares	1	1	1
Weighted average exercise price, exercised | € / shares	1	1	1
Weighted average exercise price, forfeited | € / shares	1	1	1
Weighted average exercise price, expired | € / shares	1	1	1
Weighted average exercise price, Outstanding at the end of the year | € / shares	1	1	1
Weighted average exercise price, Thereof exercisable | € / shares	€ 1	€ 1	€ 1
Number of shares issued on exercise of awards | shares	367,720	233,083	344,458
Share Performance Awards and Restricted Share Awards Plans | Management Board
Employment, Post-Employment Benefits and Share Compensation Plans
Share awards, granted	117,292	227,555	139,229
Share Performance Awards
Employment, Post-Employment Benefits and Share Compensation Plans
Weighted average share price | € / shares	€ 15.49	€ 19.38	€ 34.27
Restricted Share Units
Employment, Post-Employment Benefits and Share Compensation Plans
Share awards, Outstanding at beginning of the year	567,000
Share awards, granted	592,000	603,000
Share awards, exercised	(161,000)
Share awards, forfeited	(249,000)	(36,000)
Share awards, Outstanding at end of the year	749,000	567,000